Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Repurchase Agreements (Details)
Period end balance	$ 38,727,312	$ 33,189,848
Average balance	29,687,950	33,545,527
Highest month-end balance	$ 38,727,312	$ 38,868,833
Weighted average interest rate	0.86%	0.89%
Amortized cost - Pledged investments	$ 59,546,509	$ 45,637,025
Fair Value - Pledged investments	$ 60,705,178	$ 45,966,750